Capital lease obligation (Tables)	12 Months Ended
Dec. 31, 2017
Capital Lease Obligation Tables
Capital lease obligation
	2017	2016
Capital lease obligation	$124,697	$161,466
Less current portion	(39,579)	(36,769)
	85,118	124,697

Year ended December 31:
2018	$39,579
2019	42,603
2020	42,515
$124,697